Warrant Liability - Schedule of Fair Value of Warrant Liabilities (Details) - Level 3 [Member] - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Warrant Liabilities [Line Items]
Beginning balance	$ 117,130	$ 281,809
Gain (loss) on subsequent measurement	102,328	(164,679)
Ending Balance	$ 219,458	$ 117,130